Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Cash Flows from Operating Activities:
Net loss	₪ (34,551)	$ (9,966)	₪ (9,184)	₪ (10,199)
Adjustments to profit and loss items:
Depreciation and amortization	440	127	621	628
Net financial expenses (income)	10,895	3,142	(2,716)	(1,104)
Increase in liability with respect to government grants	10,300	2,971
Share-based compensation	519	150	1,261	745
Change in employee benefit liabilities, net	7	2	7	7
Total adjustments to profit and loss	22,161	6,392	(827)	276
Changes in asset and liability items:
Decrease (increase) in other receivables	(3,108)	(897)	640	(744)
Increase (decrease) in trade payables	5,537	1,597	(238)	415
Increase (decrease) in other payables	(29)	(8)	(79)	(10)
Total changes in asset and liability	2,400	692	323	(339)
Cash paid and received during the year for:
Interest paid	(73)	(21)	(27)	(23)
Interest received	13	4	62	18
Total cash paid and received	(60)	(17)	35	(5)
Net cash used in operating activities	(10,050)	(2,899)	(9,653)	(10,267)
Cash Flows from Investing Activities:
Increase in short-term deposits	7,602	2,193	(7,602)
Purchase of property and equipment	(4,508)	(1,300)	(20)	(34)
Proceeds from sale of marketable securities	4,067	1,173
Increase in other long term assets	(402)	(116)	(191)	(9)
Net cash used in investing activities	6,759	1,950	(7,813)	(43)
Cash Flows from Financing Activities:
Proceeds from issuance of shares and options, net of issuance costs	55,692	16,063		27,323
Proceeds from exercise of options to employees	18	5
Proceeds from exercise of options to public	6,129	1,768		6,430
Net cash provided by (used in) financing activities	61,839	17,836		33,753
Exchange differences on balances of cash and cash equivalents	(2,871)	(828)	(299)	415
Increase (decrease) in cash and cash equivalents	55,677	16,059	(17,765)	23,858
Balance of cash and cash equivalents at the beginning of the year	15,705	4,530	33,470	9,612
Balance of cash and cash equivalents at the end of the year	71,382	20,589	15,705	33,470
Non-cash activities:
Exercise of options to public	₪ 2,835	$ 818